Convertible Note Payable	12 Months Ended
Aug. 31, 2020
Convertible Note Payable [Abstract]
Convertible Note Payable [Text Block]

10. Convertible Note Payable

On November 30, 2018, the Company issued a convertible note payable in the amount of $500,000 to an entity managed by the Lind Partners ("Lind") (the "Note"). The Note had a term of two years with a maturity date of November 30, 2020 and accrued an interest amount of $100,000 on the date of issuance, resulting in the Note to bear a face value of $600,000 at issuance.

Lind was entitled to convert any outstanding amount of the face value of the Note into common shares commencing on May 26, 2019 at a conversion price equal to the higher of (a) 80% of the five day trailing value weighted average price ("VWAP") of the common shares prior to the date of conversion, and (b) the five day trailing VWAP of the shares prior to the date of conversion, less the maximum discount allowable in accordance with TSX rules. The Company had floor price protection such that if any conversion results in an effective conversion price of less than $0.05 per share, then the Company had the right to instead repay the amount that was subject to that conversion for a 5% premium. The Company also had the right to repurchase the Note at the outstanding face value at any time.

A summary of the changes in the convertible note payable amount is set out below:

Balance - September 1, 2018	$—
Issued	500,000
Interest	100,000
Converted to common shares	(425,000)

Balance - August 31, 2019	175,000
Converted to common shares	(175,000)

Balance - August 31, 2020	$—